Derivative Liability and Fair Value Measurements (Schedule of Fair Value Level 3 Warrant Liabilities) (Detail) (Warrant Liabilities, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value - beginning of period	$ 12,035,816	$ 0	$ 0
Warrants issue during period	0	9,067,283	0
Reclassification (reset expiration) of warrant liabilities to Additional Paid-in Capital	(117,010)	(526,245)	0
Reclassification of warrant exercises to Additional Paid-in Capital	(979,793)	(80,500)	0
Change in fair value for the period	(2,575,262)	3,575,278	0
Fair value - end of period	$ 8,363,751	$ 12,035,816	$ 0